Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Commitments and Contingencies Disclosure

11. Commitments and Contingencies

(a) Commitments under Shipbuilding Contracts and Memorandums of Agreement (“MoAs”)

As of December 31, 2012 the Company had commitments under one shipbuilding contracts and six MoAs for the acquisition of six newbuilds and one second hand vessel. The Company expects to settle these commitments as follows:

	Due to Shipyards /	Due to
Year Ending December 31	Sellers	Manager	Total
2013	$78,376	$2,432	$80,808
2014	57,700	1,376	59,076
2015	51,233	1,790	53,023
Total	$187,309	$5,598	$192,907

(b)       Other contingent liabilities

The Subsidiaries have not been involved in any legal proceedings other than an arbitration legal proceeding in relation to the cancellation of the acquisition of newbuild Hull No. J0131, as discussed in Note 4, that may have, or have had, a significant effect on their business, financial position, results of operations or liquidity, nor is the Company aware of any proceedings that are pending or threatened that may have a significant effect on its business, financial position, results of operations or liquidity.. From time to time various claims, suits and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, shipyards, insurance providers and other claims relating to the operation of the Company's vessels. Management is not aware of any material claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Management is not aware of any such claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. A maximum of $1,000,000 of the liabilities associated with the individual vessel actions, mainly for sea pollution, is covered by P&I Club insurance.

(c)       Contingent gain

In relation to the cancellation of the acquisition of newbuild Hull No. J0131 discussed in Note 4, the Company expects, based on the facts and circumstances surrounding the cancellation of the construction of the vessel due to delays in the construction process and on the basis of legal advice received from legal counsel, to record a contingent gain of $1,923, on successful settlement of the legal case, which represents accrued interest income of $2,541 on the advances paid to the shipyard, net of capitalized expenses of $612, related to vessel's construction and of accrued legal expenses related to the cancellation of $6.